                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
Title: Principal
Phone: (212)218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti    New York, New York             January 26, 2006
-------------------------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers :     0

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total: $2,201,916
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number    Name
---  --------------------    ----
None 28-____________________ NONE

[Repeat as necessary.]

                          Spears Grisanti & Brown LLC
                          Form 13F Information Table
                    For the quarter ended December 31, 2005

    COLUMN 1      COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
    --------      -------- --------- -------- --------      ---------- -------- -------------------
                                                                                 VOTING AUTHORITY
                  TITLE OF            VALUE            PUT/ INVESTMENT  OTHER   -------------------
 NAME OF ISSUER    CLASS    CUSIP    (X$1000)   SHRS   CALL DISCRETION MANAGERS  SOLE   SHARED NONE
 --------------   -------- --------- -------- -------- ---- ---------- -------- ------- ------ ----
3M COMPANY.......   com    88579y101     581     7498          Sole                7498
ABB LTD-SPON
  ADR............   com    000375204    1684   173200          Sole              173200
ABBOTT
  LABORATORIES...   com    002824100     684    17345          Sole               17345
ACE LTD..........   com    G0070K103  109788  2054407          Sole             2054407
AK STEEL HOLDING
  CORP...........   com    001547108     572    72000          Sole               72000
ALCOA INC........   com    013817101     414    14000          Sole               14000
ALTRIA GROUP,
  INC............   com    02209S103    8029   107452          Sole              107452
AMERICAN
  EXPRESS CO.....   com    025816109     659    12753          Sole               12753
AMERICAN
  STANDARD COS
  INC............   com    029712106   29472   737710          Sole              737710
AMGEN INC........   com    031162100    3149    39926          Sole               39926
AMR CORP.........   com    001765106     889    40000          Sole               40000
AMSOUTH
  BANCORPORATION.   com    032165102     759    28968          Sole               28968
ANHEUSER-BUSCH
  CO. INC........   com    035229103     932    21684          Sole               21684
ANNALY
  MORTGAGE
  MGMT...........   com    035710409     345    31500          Sole               31500
ASHLAND INC......   com    044209104   28126   485767          Sole              485767
AUTOMATIC DATA
  PROCESSING
  CO.............   com    053015103     428     9314          Sole                9314
AVATAR HOLDINGS
  INC............   com    053494100    2224    40498          Sole               40498
BANK OF AMERICA
  CORP...........   com    060505104     821    17780          Sole               17780
BANK OF NEW
  YORK...........   com    064057102    1335    41916          Sole               41916
BERKSHIRE
  HATHAWAY
  CLASS A........   com    084670108    4785       54          Sole                  54
BERKSHIRE
  HATHAWAY
  CLASS B........   com    084670207    4110     1400          Sole                1400
BIOGEN IDEC INC..   com    09062x103     625    13800          Sole               13800
BP AMOCO PLC
  SPONS ADR......   com    055622104    2180    33950          Sole               33950
BRISTOL MYERS
  SQUIBB CO......   com    110122108     395    17172          Sole               17172
CHEVRON CORP
  COM............   com    166764100   60493  1065584          Sole             1065584
CHINA YUCHAI
  INTL LTD.......   com    g21082105     483    61700          Sole               61700
CHUBB CORP.......   com    171232101   12138   124303          Sole              124303
CIMAREX ENERGY
  CO.............   com    171798101   57442  1335549          Sole             1335549
CITIGROUP INC....   com    172967101   77160  1589954          Sole             1589954
CLEVELAND-CLIFFS.   com    185896107  122778  1386231          Sole             1386231
COCA COLA CO.....   com    191216100     666    16511          Sole               16511
COLEY
  PHARMACEUTICAL
  GROUP..........   com    19388p106     258    17000          Sole               17000
COMCAST CORP CL
  A..............   com    20030n101   82111  3167878          Sole             3167878
COMCAST CORP CL
  A SPL..........   com    20030N200    1352    52621          Sole               52621
COMPTON
  PETROLEUM
  CORP...........   com    204940100     588    40000          Sole               40000
CONOCOPHILLIPS...   com    20825c104    1158    19899          Sole               19899
CONTINENTAL
  AIRLINES - CL
  B..............   com    210795308     669    31400          Sole               31400
CURAGEN CORP.....   com    23126r101   14007  4547873          Sole             4547873
CVS CORP.........   com    126650100   48842  1848675          Sole             1848675
DELL, INC........   com    24702r101   65691  2193370          Sole             2193370
DOMINION
  RESOURCES INC
  VA.............   com    25746U109     327     4240          Sole                4240
DOW JONES & CO
  INC............   com    260561105     731    20600          Sole               20600
DU PONT EI DE
  NEMOURS........   com    263534109  118357  2784880          Sole             2784880
DUSA
  PHARMACEUTICALS
  INC............   com    266898105     517    48000          Sole               48000
ENCANA CORP......   com    292505104   73727  1632564          Sole             1632564
EXXON MOBIL
  CORPORATION....   com    30231G102    3101    55210          Sole               55210
FAUQUIER
  BANKSHARES
  COM............   com    312059108     449    18000          Sole               18000

   FEDERAL NATL MORTGAGE
     ASSN................. com 313586109  89040 1824218 Sole        1824218
   FIDELITY NATIONAL
     FINANCIAL IN......... com 316326107    316    8578 Sole           8578
   FIRST DATA CORP........ com 319963104    215    5000 Sole           5000
   FLEXIBLE SOLUTIONS INTL
     INC.................. com 33938t104    345  119000 Sole         119000
   FOSTER (LB)CO-CL A..... com 350060109    994   66800 Sole          66800
   FOSTER WHEELER LTD..... com g36535139 115768 3147570 Sole        3147570
   FREDDIE MAC............ com 313400301   1114   17050 Sole          17050
   FREEPORT MCMORAN
     COPPER GOLD.......... com 35671d857    243    4523 Sole           4523
   GABELLI DIVIDEND &
     INCOME TR............     36242H104    441   25000 Sole          25000
   GANNETT CO............. com 364730101   2126   35104 Sole          35104
   GENERAL ELEC CO........ com 369604103   3022   86232 Sole          86232
   GILEAD SCIENCES INC.... com 375558103    417    7941 Sole           7941
   GLAXOSMITHKLINE
     PLC-ADR.............. com 37733W105   3594   71198 Sole          71198
   HANOVER COMPRESSOR
     CO................... com 410768105    190   13500 Sole          13500
   HARTFORD FINANCIAL
     SERVICES GR.......... com 416515104    209    2436 Sole           2436
   HEWLETT-PACKARD........ com 428236103 106580 3722670 Sole        3722670
   HOME DEPOT INC......... com 437076102   1051   25955 Sole          25955
   HONEYWELL
     INTERNATIONAL INC.... com 438516106  99460 2670062 Sole      2670062.1
   HSBC HLDGS PLC SPON ADR
     NEW.................. adr 404280406    426    5289 Sole           5289
   INTEL CORP............. com 458140100   1390   55680 Sole          55680
   INTL BUSINESS MACHINES
     CORP................. com 459200101   1838   22360 Sole          22360
   JOHNSON & JOHNSON...... com 478160104  42131  701022 Sole         701022
   JPMORGAN CHASE......... com 46625H100  91312 2300622 Sole        2300622
   KERR-MCGEE
     CORPORATION.......... com 492386107    391    4300 Sole           4300
   KEYCORP NEW............ com 493267108   5166  156883 Sole         156883
   KINROSS GOLD CORP...... com 496902404  14437 1565867 Sole        1565867
   LABORATORY CRP OF AMER
     HLDGS................ com 50540r409    512    9507 Sole           9507
   LAKES ENTERTAINMENT
     INC.................. com 51206p109    299   45000 Sole          45000
   LILLY ELI & CO......... com 532457108  75594 1335816 Sole        1335816
   MARKEL CORP............ com 570535104    572    1803 Sole           1803
   MASSEY ENERGY GROUP.... com 576206106    307    8110 Sole           8110
   MATRIX SERVICE......... com 576853105    486   49350 Sole          49350
   MBNA CORP.............. com 55262L100 108051 3979761 Sole        3979761
   MEMORY
     PHARMACEUTICALS
     CORP................. com 58606r403   1055  462710 Sole         462710
   MERCK & CO INC......... com 589331107   1119   35172 Sole          35172
   MERRILL LYNCH.......... com 590188108   1504   22200 Sole          22200
   MESA ROYALTY TRUST..... com 590660106    216    3100 Sole           3100
   MESABI TRUST........... com 590672101    911   53950 Sole          53950
   MICROSOFT CORP......... com 594918104  59622 2280004 Sole        2280004
   MORGAN STANLEY......... com 617446448    892   15728 Sole          15728
   PARTNER RE LTD......... com G6852T105    460    7000 Sole           7000
   PEABODY ENERGY CORP.... com 704549104    391    4746 Sole           4746
   PEPSICO INC............ com 713448108    480    8133 Sole           8133
   PFIZER INC............. com 717081103   1092   46845 Sole          46845
   PROCTER & GAMBLE....... com 742718109   2459   42491 Sole          42491
   PRUDENTIAL FINANCIAL
     INC.................. com 744320102    241    3296 Sole           3296
   QUANTA SERVICES INC.... com 74762e102    659   50000 Sole          50000
   RENOVIS INC............ com 759885106   1205   78768 Sole          78768
   ROYAL DUTCH SHELL PLC.. com 780259206    271    4400 Sole           4400
   SAFECO CORP............ com 786429100    700   12395 Sole          12395
   SARA LEE CORP.......... com 803111103    242   12800 Sole          12800
   STRYKER CORP........... com 863667101    765   17210 Sole          17210
   SUNTRUST BANKS INC..... com 867914103    429    5900 Sole           5900
   SUPERIOR ESSEX INC..... com 86815v105    759   37670 Sole          37670
   SYSCO CORP............. com 871829107    269    8653 Sole           8653
   TEMPLE-INLAND INC...... com 879868107  58200 1297662 Sole        1297662

   THE MOSAIC CO.......... com 61945A107     924    63190 Sole         63190
   TIME WARNER INC........ com 887317105  100005  5734239 Sole       5734239
   TRANSOCEAN SEDCO FOREX
     ORD.................. com G90078109     238     3415 Sole          3415
   TRINITY INDUSTRIES..... com 896522109     793    18000 Sole         18000
   UNITED STATES STEEL
     CORP................. com 912909108     236     4900 Sole          4900
   UNITED TECHNOLOGIES CP
     COM.................. com 913017109     839    15000 Sole         15000
   UNITEDHEALTH GROUP
     INC.................. com 91324P102  130441  2099154 Sole       2099154
   VASOGEN OLD............ com 92232f103      41    20000 Sole         20000
   WACHOVIA CORP.......... com 929903102    1095    20719 Sole         20719
   WAL-MART STORES........ com 931142103     616 13152.46 Sole      13152.46
   WALT DISNEY CO......... com 254687106   57236  2387808 Sole       2387808
   WASHINGTON POST CO CL
     B.................... com 939640108    1498     1958 Sole          1958
   WELLS FARGO & CO....... com 949746101     624     9936 Sole          9936
   WESTMORELAND COAL
     CO................... com 960878106    1126    49152 Sole         49152
   WHEELING-PITTSBURGH
     CORP................. com 963142302   11105  1231171 Sole       1231171
   WILLIAMS COS INC....... com 969457100   46077  1988633 Sole       1988633
   WOLVERINE TUBE INC..... com 978093102     587   116000 Sole        116000
   HSBC HLDGS PLC SPON ADR
     NEW.................. adr 404280406     426     5289 Sole          5289
   Report Summary.........               2201916